Net finance costs (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Net finance costs
Interest payable on bank loans and overdrafts	£ (775)	£ (1,331)	£ (1,247)
Interest payable on secured term loan facility, senior secured notes and revolving facilities	(35,585)	(35,730)	(35,298)
Interest payable on lease liabilities (Note 14)	(300)	(638)	(681)
Amortization of issue costs on secured term loan facility, senior secured notes and revolving facilities	(2,530)	(1,938)	(1,551)
Foreign exchange losses on retranslation of unhedged US dollar borrowings	(9,963)		(2,755)
Unwinding of discount relating to registrations	(18,864)	(16,712)	(15,593)
Transfer receivable transactions	(4,820)
Interest on provisions	(374)
Hedge ineffectiveness on cash flow hedges	(4,388)
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives	(58)	(2,639)	(6,742)
Total finance costs	(77,657)	(58,988)	(63,867)
Interest receivable on short-term bank deposits	2,088	3,350	1,686
Release of discounts related to transfer receivable transactions	5,949
Foreign exchange gains on retranslation of unhedged US dollar borrowings		22,931
Interest on release of provisions		73	26
Hedge ineffectiveness on cash flow hedges		11,400	784
Total finance income	8,037	37,754	2,496
Net finance costs	£ (69,620)	£ (21,234)	£ (61,371)